Personnel Benefits	12 Months Ended
Dec. 31, 2020
Classes of employee benefits expense [abstract]
Personnel Benefits
36. Personnel benefits

	2020	2019	2018
Salaries	12,951,727	13,364,230	13,036,484
Social security charges	3,535,606	3,901,108	3,851,123
Other short term personnel benefits	2,778,210	4,028,583	3,424,584
Personnel compensations and rewards	436,790	719,905	1,836,160
Personnel services	433,919	496,513	478,813
Fees to Bank Directors and Supervisory Committee	60,188	22,247	41,895
Termination benefits	82,785	4,106	33,314
Other long term benefits	99,910	161,733	99,522

TOTAL	20,379,135	22,698,425	22,801,895